REVENUES REVENUES (Geographic Information) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of geographical areas [line items]
Revenues	$ 1,946	$ 1,685	$ 4,142	$ 3,278
UNITED STATES
Disclosure of geographical areas [line items]
Revenues	589	249	1,115	461
CANADA
Disclosure of geographical areas [line items]
Revenues	307	233	691	505
UNITED KINGDOM
Disclosure of geographical areas [line items]
Revenues	281	171	599	333
BRAZIL
Disclosure of geographical areas [line items]
Revenues	224	289	498	578
COLOMBIA
Disclosure of geographical areas [line items]
Revenues	172	259	394	508
AUSTRALIA
Disclosure of geographical areas [line items]
Revenues	245	270	454	539
INDIA
Disclosure of geographical areas [line items]
Revenues	83	112	206	152
CHILE
Disclosure of geographical areas [line items]
Revenues	21	42	55	84
PERU
Disclosure of geographical areas [line items]
Revenues	10	28	33	57
Aggregated Individually Immaterial Geographical Areas [Member]
Disclosure of geographical areas [line items]
Revenues	$ 14	$ 32	$ 97	$ 61